Net finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Net finance costs
Summary of net finance costs

	2020	2019
	$	$
Finance costs
Interest and fees on convertible debentures	171,042	285,000
Interest accretion of convertible debentures	182,700	371,117
Interest on term loans	20,957	46,749
Interest on promissory notes	—	53,317
Interest on lease liabilities	211,666	258,288
Interest accretion on promissory notes	17,937	—
Penalties and other interest expenses	57,550	275,183
	661,852	1,289,654
Capitalized borrowing costs on Equipment under construction	(137,778)	(52,150)
Net finance costs	524,074	1,237,504